UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2003

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Minoru Konno                    New York, NY                  1/26/04
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     127

Form 13F Information Table Value Total:     551,629
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

AUTOZONE INC                   COM          053332102    3,298      38,700    SH           Sole                38,700
BEST BUY INC                   COM          086516101    2,325      44,500    SH           Sole                44,500
CENTEX CORP                    COM          152312104      549       5,100    SH           Sole                 5,100
CLEAR CHANNEL COMMUNICATIONS   COM          184502102    3,657      78,100    SH           Sole                78,100
COMCAST CORP NEW               CL A         20030N101    9,903     302,000    SH           Sole               302,000
FAMILY DOLLAR STORES INC       COM          307000109      797      22,200    SH           Sole                22,200
FEDERATED DEPT STORES INC DE   COM          31410H101    1,306      27,700    SH           Sole                27,700
HARLEY DAVIDSON INC            COM          412822108    5,936     124,900    SH           Sole               124,900
JOHNSON CTLS INC               COM          478366107    2,253      19,400    SH           Sole                19,400
LOWES COS INC                  COM          548661107    4,442      80,200    SH           Sole                80,200
MAGNA INTL INC                 CL A         559222401    2,626      32,800    SH           Sole                32,800
NIKE INC                       CL B         654106103    3,957      57,800    SH           Sole                57,800
OMNICOM GROUP INS              COM          681919106    1,022      11,700    SH           Sole                11,700
TARGET CORP                    COM          87612E106    5,238     136,400    SH           Sole               136,400
TIME WARNER INC                COM          887317105    2,648     147,200    SH           Sole               147,200
VIACOM INC                     CL B         925524308    7,811     176,000    SH           Sole               176,000
ANHEUSER BUSCH COS INC         COM          035229103    6,569     124,700    SH           Sole               124,700
AVON PRODS INC                 COM          054303102    5,973      88,500    SH           Sole                88,500
COCA COLA CO                   COM          191216100    5,593     110,200    SH           Sole               110,200
CVS CORPORATION                COM          126650100      946      26,200    SH           Sole                26,200
PEPSICO INC                    COM          713448108    5,874     126,000    SH           Sole               126,000
PROCTER & GAMBLE CO            COM          742718109   11,426     114,400    SH           Sole               114,400
REYNOLDS R J TOB HLDGS INC     COM          76182K105    3,233      55,600    SH           Sole                55,600
SYSCO CORP                     COM          871829107      488      13,100    SH           Sole                13,100
WAL MART STORES INC            COM          931142103   15,125     285,100    SH           Sole               285,100
WALGREEN CO                    COM          931422109    5,737     157,700    SH           Sole               157,700
APACHE CORP                    COM          037411105      592       7,305    SH           Sole                 7,305
BURLINGTON RES INC             COM          122014103    1,368      24,700    SH           Sole                24,700
CHEVRONTEXACO CORP             COM          166764100    5,702      66,000    SH           Sole                66,000
CONOCOPHILLIPS                 COM          20825C104    3,346      51,037    SH           Sole                51,037
EOG RES INC                    COM          26875P101    1,773      38,400    SH           Sole                38,400
EXXON MOBIL CORP               COM          30231G102   14,194     346,200    SH           Sole               346,200
NOBLE CORPORATION              SHS          G65422100    1,607      44,900    SH           Sole                44,900
SCHLUMBERGER LTD               COM          806857108    1,592      29,100    SH           Sole                29,100
TRANSOCEAN INC                 ORD          G90078109    1,599      66,600    SH           Sole                66,600
ACE LTD                        ORD          G0070K103    5,422     130,900    SH           Sole               130,900
AMBAC FINANCIAL GROUP          COM          023139108    2,068      29,800    SH           Sole                29,800
AMERICAN EXPRESS CO            COM          025816109    5,812     120,500    SH           Sole               120,500
AMERICAN INTL GROUP INC        COM          026874107    7,770     117,230    SH           Sole               117,230
BANK OF AMERICA CORPORATION    COM          060505104    8,501     105,700    SH           Sole               105,700
PAGE TOTAL:                                            180,076


CAPITAL ONE FINANCIAL CORP     COM          14040H105    1,495      24,400    SH           Sole                24,400
CITIGROUP INC                  COM          172967101   20,227     416,700    SH           Sole               416,700
COMERICA INC                   COM          200340107    3,700      66,000    SH           Sole                66,000
COUNTRYWIDE FINANCIAL CORP     COM          222372104    1,466      19,333    SH           Sole                19,333
FANNIE MAE                     COM          313586109    2,582      34,400    SH           Sole                34,400
FIFTH THIRD BANCORP            COM          316773100    7,003     118,500    SH           Sole               118,500
FRANKLIN RESOURCES INC         COM          354613101    1,458      28,000    SH           Sole                28,000
GOLDMAN SACHS GROUP INC        COM          38141G104    3,149      31,900    SH           Sole                31,900
JP MORGAN CHASE & COMPANY      COM          46625H100      694      18,900    SH           Sole                18,900
KEYCORP NEW                    COM          493267108    3,389     115,600    SH           Sole               115,600
LEHMAN BROS HLDGS INC          COM          524908100    4,448      57,600    SH           Sole                57,600
MARSH & MCLENNAN COS INC       COM          571748102    1,164      24,300    SH           Sole                24,300
MELLON FINANCIAL CORP          COM          58551A108    1,018      31,700    SH           Sole                31,700
MERRILL LYNCH & CO INC         COM          590188108    6,528     111,300    SH           Sole               111,300
MGIC INVT CORP WIS             COM          552848103    1,503      26,400    SH           Sole                26,400
MORGAN STANLEY                 COM          617446448      579      10,000    SH           Sole                10,000
PROVIDIAN FINL CORP            COM          74406A102    4,232     363,600    SH           Sole               363,600
STATE STR CORP                 COM          857477103    3,276      62,900    SH           Sole                62,900
US BANCORP DEL                 COM          902973304    7,365     247,300    SH           Sole               247,300
WELLS FARGO & CO NEW           COM          949746101   10,930     185,600    SH           Sole               185,600
ABBOTT LABS                    COM          002824100    7,833     168,100    SH           Sole               168,100
AMERISOURCEBERGEN CORP         COM          03073E105      489       8,700    SH           Sole                 8,700
AMGEN INC                      COM          031162100    5,833      94,400    SH           Sole                94,400
ANTHEM INC                     COM          03674B104    3,278      43,700    SH           Sole                43,700
BOSTON SCIENTIFIC CORP         COM          101137107    6,330     172,200    SH           Sole               172,200
GENZYME CORP                   COM          372917104    1,760      35,700    SH           Sole                35,700
JOHNSON & JOHNSON              COM          478160104    9,836     190,400    SH           Sole               190,400
LILLY ELI & CO                 COM          532457108    3,587      51,000    SH           Sole                51,000
MEDTRONIC INC                  COM          585055106    3,777      77,700    SH           Sole                77,700
MERCK & CO.                    COM          589331107    1,349      29,200    SH           Sole                29,200
PFIZER INC                     COM          717081103   20,735     586,900    SH           Sole               586,900
WATSON PHARMACEUTICALS INC     COM          942683103    2,272      49,400    SH           Sole                49,400
WELLPOINT HEALTH NETWORK NEW   COM          94973H108    6,954      71,700    SH           Sole                71,700
WYETH                          COM          983024100    2,598      61,200    SH           Sole                61,200
ZIMMER HLDGS INC               COM          98956P102    1,155      16,400    SH           Sole                16,400
3M CO                          COM          88579Y101    6,573      77,300    SH           Sole                77,300
CINTAS CORP                    COM          172908105    2,906      58,000    SH           Sole                58,000
DANAHER CORP DEL               COM          235851102    3,441      37,500    SH           Sole                37,500
FEDEX CORP                     COM          31428X106    2,086      30,900    SH           Sole                30,900
GEN DYNAMICS                   COM          369550108      750       8,300    SH           Sole                 8,300
GENERAL ELEC CO                COM          369604103   22,857     737,800    SH           Sole               737,800
ITT INDS INC IND               COM          450911102    2,649      35,700    SH           Sole                35,700
LOCKHEED MARTIN CORP           COM          539830109    5,433     105,700    SH           Sole               105,700
MANPOWER INC                   COM          56418H100    2,491      52,900    SH           Sole                52,900
MASCO CORP                     COM          574599106    1,694      61,800    SH           Sole                61,800
NORTHROP GRUMMAN CORP          COM          666807102    1,071      11,200    SH           Sole                11,200
PITNEY BOWES                   COM          724479100      561      13,800    SH           Sole                13,800
TYCO INTL LTD NEW              COM          902124106    3,302     124,600    SH           Sole               124,600
UNITED PARCEL SERVICE INC      CL B         911312106    3,549      47,600    SH           Sole                47,600
UNITED TECHNOLOGIES CORP       COM          913017109    4,672      49,300    SH           Sole                49,300
PAGE TOTAL:                                            228,025


ALTERA CORP                    COM          021441100    2,109      93,100    SH           Sole                93,100
ANALOG DEVICES INC             COM          032654105    2,369      51,900    SH           Sole                51,900
APPLIED MATLS INC              COM          038222105    1,795      80,000    SH           Sole                80,000
CISCO SYS INC                  COM          17275R102   16,142     666,200    SH           Sole               666,200
COMPUTER ASSOC INTL INC        COM          204912109    2,491      91,100    SH           Sole                91,100
COMPUTER SCIENCES CORP         COM          205363104    1,185      26,800    SH           Sole                26,800
CORNING INC                    COM          219350105    1,432     137,300    SH           Sole               137,300
DELL INC                       COM          24702R101    4,570     134,500    SH           Sole               134,500
E M C CORP MASS                COM          268648102    1,438     111,300    SH           Sole               111,300
FIRST DATA CORP                COM          319963104    2,235      54,400    SH           Sole                54,400
HEWLETT PACKARD CO             COM          428236103    6,519     283,800    SH           Sole               283,800
INTEL CORP                     COM          458140100   15,563     485,600    SH           Sole               485,600
INTERNATIONAL BUSINESS MACHS   COM          459200101   12,910     139,300    SH           Sole               139,300
JDS UNIPHASE CORP              COM          46612J101    1,615     443,800    SH           Sole               443,800
MICROSOFT CORP                 COM          594918104   21,795     796,300    SH           Sole               796,300
QUALCOMM INC                   COM          747525103    1,483      27,500    SH           Sole                27,500
SYMANTEC CORP                  COM          871503108    3,136      90,900    SH           Sole                90,900
TEXAS INSTRS INC               COM          882508104    1,924      65,500    SH           Sole                65,500
XILINX INC                     COM          983919101      649      16,800    SH           Sole                16,800
AIR PRODS & CHEMS INC          COM          009158106    4,512      85,400    SH           Sole                85,400
BALL CORP                      COM          058498106    1,766      29,650    SH           Sole                29,650
DOW CHEM CO                    COM          260543103    3,758      90,400    SH           Sole                90,400
DU PONT /EI/ DE NEMOURS & CO   COM          263534109      413       9,000    SH           Sole                 9,000
INTL PAPER CO                  COM          460146103      599      13,900    SH           Sole                13,900
PRAXAIR INC                    COM          74005P104      573      15,000    SH           Sole                15,000
ROHM & HAAS CO                 COM          775371107    3,148      73,700    SH           Sole                73,700
TEMPLE INLAND INC              COM          879868107    3,560      56,800    SH           Sole                56,800
ALLTEL CORP                    COM          020039103    2,515      54,000    SH           Sole                54,000
BELLSOUTH CORP                 COM          079860102    2,080      73,500    SH           Sole                73,500
CENTURYTEL INC                 COM          156700106    4,162     127,600    SH           Sole               127,600
SBC COMMUNICATIONS INC         COM          78387G103      772      29,600    SH           Sole                29,600
VERIZON COMMUNICATIONS         COM          92343V104    2,350      66,984    SH           Sole                66,984
AMEREN CORP                    COM          023608102    2,231      48,500    SH           Sole                48,500
DOMINION RES INC VA NEW        COM          25746U109    1,896      29,700    SH           Sole                29,700
EXELON CORP                    COM          30161N101    3,444      51,900    SH           Sole                51,900
PPL CORP                       COM          69351T106    2,279      52,100    SH           Sole                52,100
WILLIAMS COS INC DEL           COM          969457100    2,107     214,600    SH           Sole               214,600
PAGE TOTAL:                                            143,527
GRAND TOTAL:                                           551,629

